Document and Entity Information	12 Months Ended
Dec. 31, 2017
Entity Registrant Name	AEP Transmission Company, LLC
Entity Central Index Key	0001702494
Document Type	S-4
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer